Superannuation commitments - Contributions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Superannuation commitments
Funding surplus	$ 53	$ 143
Employer contributions	63	33
Member contributions	9	10
Expected contribution from the employer	$ 65
Westpac Group Plan (WGP)
Superannuation commitments
Percentage of contribution on member's salary	19.50%
Westpac New Zealand Superannuation Scheme (WNZS)
Superannuation commitments
Percentage of contribution on member's salary	17.00%
Parent Entity
Superannuation commitments
Employer contributions	$ 63	31
Member contributions	$ 9	$ 10